UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: June 30, 2003



Check here if Amendment [   ]; Amendment Number:
This Amendment:         [   ] is a restatement.
                        [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 ASSET MANAGEMENT LLC
         Lawrence C. Longo, Jr
Address: 125 High Street, Suite 1405
         Oliver Street Tower
         Boston, MA  02110

Form 13F File Number: 28-06047


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence C. Longo, Jr.
Title: Chief Operating Officer
Phone: (617) 371-2015


Signature, Place, and Date of Signing:

/s/Lawrence C. Longo, Jr.    Boston, MA         August 11, 2003
-------------------------------------------------------------
[Signature]                 [City, State]        [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total(thousands): 41,634

List of Other Included Managers: None

                                                                    SHRS PRN
                                                                    OR AMT                                           VOTING
                                                                    SH/PRN                    INVESTMENT   OTHER     AUTHORITY
CUSIP        NAME OF ISSUER                    CUSIP                PUT/CALL    VALUE(x$1000) DISCRECTION  MANAGERS  SOLE
-----        --------------                    -----                --------    -------------------------  --------  ---------
038197109     APPLIED FILMS CORP                COMMON STOCK          25,000      647.          SOLE       N/A        25,000
052666104     AUTHENTIDATE HOLDING CORP         COMMON STOCK         285,800    1,003.          SOLE       N/A       285,800
053690103     AVIGEN INC                        COMMON STOCK         128,310      444.          SOLE       N/A       128,310
00246W103     AXT INC                           COMMON STOCK         390,000      456.          SOLE       N/A       390,000
074002106     BEARINGPOINT INC                  COMMON STOCK         150,000    1,448.          SOLE       N/A       150,000
205638109     COMPUWARE CORP                    COMMON STOCK          50,000      289.          SOLE       N/A        50,000
30063P105     EXACT SCIENCES CORP               COMMON STOCK          42,500      466.          SOLE       N/A        42,500
346563109     FORRESTER RESEARCH INC            COMMON STOCK          49,245      806.          SOLE       N/A        49,245
35138T107     FOX ENTERTAINMENT GROUP INC       COMMON STOCK          25,000      720.          SOLE       N/A        25,000
G3682E127     FRONTLINE LTD                     COMMON STOCK          25,100      357.          SOLE       N/A        25,100
374393106     GEVITY HR INC                     COMMON STOCK         162,335    1,919.          SOLE       N/A       162,335
462030305     IOMEGA CORP                       COMMON STOCK         375,800    3,983.          SOLE       N/A       375,800
535919203     LIONS GATE ENTERTAINMENT CORP     COMMON STOCK       2,581,000    4,904.          SOLE       N/A     2,581,000
576323109     MASTEC INC                        COMMON STOCK         314,700    1,813.          SOLE       N/A       314,700
581243102     MCK COMMUNICATIONS                COMMON STOCK       2,911,250    7,511.          SOLE       N/A     2,911,250
64110P107     NETEGRITY INC                     COMMON STOCK          97,500      569.          SOLE       N/A        97,500
811699107     SEACHANGE INTERNATIONAL INC       COMMON STOCK         197,500    1,884.          SOLE       N/A       197,500
829226109     SINCLAIR BROADCAST GROUP INC      COMMON STOCK         225,000    2,612           SOLE       N/A       225,000
835460106     SONIC SOLUTIONS                   COMMON STOCK         870,639    7,505.          SOLE       N/A       870,639
852061506     SPRINT CORP PCS GROUP             COMMON STOCK         250,000    1,438           SOLE       N/A       250,000
90333E108     USEC INC                          COMMON STOCK         116,300      816           SOLE       N/A       116,300
98157D304     WORLDCOM INC - MCI GROUP          COMMON STOCK             306       44           SOLE       N/A           306